Employee Benefit Plans (Effect of One Percentage Point Change on Benefit Plans) (Detail) - Other Postretirement Benefits $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Effect of one percentage point increase on total of service and interest cost components	$ 20
Effect of one percentage point increase on other postretirement benefit obligation	130
Effect of one percentage point decrease on total of service and interest cost components	(16)
Effect of one percentage point decrease on other postretirement benefit obligation	(110)
Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Effect of one percentage point increase on total of service and interest cost components	4
Effect of one percentage point increase on other postretirement benefit obligation	25
Effect of one percentage point decrease on total of service and interest cost components	(3)
Effect of one percentage point decrease on other postretirement benefit obligation	$ (22)